Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from digital currency mining (note 5)	$ 24,952,344	$ 3,553,362
Cost of digital currency mining
Operating and maintenance costs	(10,542,051)	(4,163,007)
Depreciation and amortization	(3,281,143)	(3,387,043)
Gross profit (loss)	11,129,150	(3,996,688)
Expenses
Office and administrative expenses	(1,182,258)	(233,227)
Professional fees	(1,496,418)	(229,573)
Regulatory fees	(162,681)	(77,827)
Gain on sale of property, plant and equipment	1,552,295
Loss on settlement of debt	(390,290)
Foreign exchange	358,985
Gain on sale of digital currencies (note 5)	290,948	62,799
Other income	98,443	44,068
Change in fair value of amount owing for Miner Lease Agreement	528,875
Insurance proceeds		109,900
Share based compensation (note 15)	(7,804,271)	(1,247,551)
Operating income (loss)	2,922,778	(5,568,099)
Net financial expenses (note 18)	(332,814)	(258,427)
Net income (loss) before income taxes	2,589,964	(5,826,526)
Income tax expense (note 19)	(127,340)
Deferred tax (expense) recovery (note 19)	(2,173,279)	635,813
Net income (loss) for the year	289,345	(5,190,713)
Items that will be reclassified to net income
Foreign currency translation adjustment	(384,892)	118,162
Items that will not be reclassified to net income
Revaluation of digital currencies, net of tax	1,724,123	1,982,501
Total comprehensive income (loss) for the year	$ 1,628,576	$ (3,090,050)
Basic income (loss) per share (note 16) (in Dollars per share)	$ 0.01	$ (0.44)
Diluted income (loss) per share (note 16) (in Dollars per share)	$ 0.01	$ (0.44)